COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 6,463
2016	6,418
2017	6,234
2018	5,771
2019 and on	27,322
Total minimum lease payments	$ 52,208	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $835 due in the future under non-cancelable subleases.